Convertible Preferred Stock and Stockholders' Deficit - Summary of Company's Stock Option Activity (Parenthetical) (Detail) $ / shares in Units, $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($) $ / shares
Redeemable Convertible Preferred Stock And Stockholders Equity [Abstract]
Share based compensation by share based payment award options vested during the period aggregate fair value | $	$ 0.2
Share based compensation by share based arrangement award weighted average grant date fair value of options granted | $ / shares	$ 0.17